Earnings / (Loss) per Share	12 Months Ended
Dec. 31, 2022
Earnings / (Loss) per Share [Abstract]
Earnings / (Loss) per Share
12.      Earnings / (Loss) per Share

All common shares issued (including the restricted shares issued under the equity incentive plan, or else) are the Company’s common stock and have equal rights to vote and participate in dividends, subject to forfeiture provisions set forth in the applicable award agreements. Unvested shares granted under the Company’s incentive plan, or else, are entitled to receive dividends which are not refundable, even if such shares are forfeited, and therefore are considered participating securities for basic and diluted earnings per share calculation purposes. For 2022, the Company paid aggregate dividends amounting to $941 to its Series B and Series C preferred stockholders, while for 2021 and 2020 the Company paid dividends of $nil and $502, respectively, to its common stockholders. The calculation of basic earnings/ (loss) per share does not consider the non-vested shares as outstanding until the time-based vesting restrictions have lapsed. The dilutive effect of share-based compensation arrangements and for unexercised warrants that are in-the money, is computed using the treasury stock method, which assumes that the “proceeds” upon exercise of these awards or warrants are used to purchase common shares at the average market price for the period, while the dilutive effect of convertible securities is computed using the “if converted” method. In particular, for the preferred convertible stock that requires the payment of cash by the holder upon conversion, the proceeds assumed to be received shall be assumed to be applied to purchase common stock under the treasury stock method and the convertible security shall be assumed to be converted under the “if-converted” method. For 2022 and 2020 the most dilutive method was the two-class method, considering anti-dilution sequencing as per ASC 260. For 2022 and 2020, the computation of diluted earnings per share reflects the potential dilution from conversion of outstanding preferred convertible stock calculated with the “if converted” method described above and resulted in 4,597,638 shares and 4,673 shares, respectively. For 2022, 2021 and 2020, securities that could potentially dilute basic earnings per share in the future that were not included in the computation of diluted earnings per share, because to do so would have anti-dilutive effect, are any incremental shares resulting from the non-vested restricted share awards, outstanding warrants, the non-exercised stock options and the Series C preferred stock calculated with the treasury stock method, or if converted method, as applicable, considering of anti-dilution sequencing as per ASC 260.
For 2020, net income / (loss) from continuing operations is significantly adjusted to arrive to net income / (loss) attributable to common equity holders by $1,500, being the difference between the fair value of the consideration paid for the re-purchase of the Series C preferred shares (Note 10) and the carrying amount of the shares surrendered. The $1,500 gain from repurchase has been allocated to continuing operations, as it derives from corporate decisions in connection with the restructuring of the Company’s share capital.

For 2022, net income / (loss) from continuing operations is significantly adjusted by an amount of $9,271 representing deemed dividends on Series B preferred stock upon exchange of common stock (Note 10 (b)), by an amount of $6,944 representing deemed dividends on Series C preferred stock upon exchange of Series C preferred stock (Note 10 (b)), by a deemed dividend to the Series C preferred stockholders due to triggering of a down-round feature of $5,930, (Note 10 (b)), by a deemed dividend to the holders of the July and August 2022 Warrants of $1,116 as a result of triggering of a down-round feature (Note 10 (f)), and also by an amount of $1,030 representing dividends on Series B and Series C Preferred Stock (Note 10 (b)), to arrive at the net income / (loss) attributable to common equity holders.

The following table sets forth the computation for basic and diluted earnings (losses) per share:

	2022		2021		2020
	Basic EPS	Diluted EPS	Basic LPS	Diluted LPS	Basic LPS	Diluted LPS
Net income/ (loss) from continuing operations	$36,300	$36,300	$(10,106)	$(10,106)	$2,295	$2,295
plus gain from repurchase of preferred shares	-	-	-	-	1,500	1,500
less income allocated to participating securities	(6)	(2)	-	-	(87)	(87)
less deemed dividends on Series B preferred stock upon exchange of common stock	(9,271)	(9,271)	-	-	-	-
less deemed dividends on Series C preferred stock upon exchange of Series B preferred stock and re-acquisition of loan due to a related party	(6,944)	-	-	-	-	-
less deemed dividend to the Series C preferred stockholders due to triggering of a down-round feature	(5,930)	(5,930)	-	-	-	-
less deemed dividend to the July and August warrants’ holders due to triggering of a down-round feature	(1,116)	(1,116)	-	-	-	-
less dividends on preferred stock	(1,030)	(493)	-	-	-	-
Net income / (loss) attributable to common stockholders from continuing operations	12,003	19,488	(10,106)	(10,106)	3,708	3,708

Net income from discontinued operations	-	-	400	400	1,482	1,482

Total net income /(loss) attributable to common stockholders	12,003	19,488	(9,706)	(9,706)	5,190	5,190

Weighted average number of common shares, basic	1,850,072	1,850,072	335,086	335,086	325,031	325,031
Effect of dilutive shares	-	4,597,638	-	-	-	4,673
Weighted average number of common shares, diluted	1,850,072	6,447,710	335,086	335,086	325,031	329,704

Earnings / (Loss) per common share, continuing operations	$6.49	$3.02	$(30.16)	$(30.16)	$11.41	$11.25

Earnings per common share, discontinued operations	$-	$-	$1.19	$1.19	$4.56	$4.49

Earnings / (Loss) per common share, total	$6.49	$3.02	$(28.97)	$(28.97)	$15.97	$15.74